DBX ETF Trust

Schedule of Investments

Xtrackers MSCI China A Inclusion Equity ETF

February 28, 2021 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.2%
Communication Services - 1.6%
Beijing Enlight Media Co. Ltd., Class A	6,900	$14,460
Beijing Kunlun Tech Co. Ltd., Class A	3,000	10,746
China Film Co. Ltd., Class A	3,500	7,195
China South Publishing & Media Group Co. Ltd., Class A	4,100	6,283
Focus Media Information Technology Co. Ltd., Class A	34,623	58,508
G-bits Network Technology Xiamen Co. Ltd., Class A	100	4,816
Giant Network Group Co. Ltd., Class A	3,300	8,591
Leo Group Co. Ltd., Class A	13,900	6,564
Mango Excellent Media Co. Ltd., Class A	4,100	40,590
NanJi E-Commerce Co. Ltd., Class A	5,400	8,817
Oriental Pearl Group Co. Ltd., Class A	12,497	16,644
Perfect World Co. Ltd., Class A	5,000	18,210
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	5,100	22,155
Zhejiang Century Huatong Group Co. Ltd., Class A*	18,020	17,464

(Cost $186,734)		241,043

Consumer Discretionary - 7.5%
BYD Co. Ltd., Class A	4,298	130,847
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	700	20,640
China Tourism Group Duty Free Corp. Ltd., Class A	4,443	211,123
Chongqing Changan Automobile Co. Ltd., Class A*	9,600	26,889
Ecovacs Robotics Co. Ltd., Class A*	1,000	16,382
FAW Jiefang Group Co. Ltd., Class A*	5,700	9,826
Fuyao Glass Industry Group Co. Ltd., Class A	4,509	32,948
Great Wall Motor Co. Ltd., Class A	5,100	24,690
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	1,800	12,345
Haier Smart Home Co. Ltd., Class A	14,600	65,161
Hangzhou Robam Appliances Co. Ltd., Class A	2,400	14,000
Huayu Automotive Systems Co. Ltd., Class A	7,500	29,862
Jason Furniture Hangzhou Co. Ltd., Class A	1,400	16,256
Joyoung Co. Ltd., Class A	1,900	8,776
Kuang-Chi Technologies Co. Ltd., Class A*	5,100	17,299
Liaoning Cheng Da Co. Ltd., Class A	3,600	12,239
Midea Group Co. Ltd., Class A	8,200	117,789
NavInfo Co. Ltd., Class A	4,600	11,593
Ningbo Joyson Electronic Corp., Class A	3,300	10,949
Ningbo Tuopu Group Co. Ltd., Class A	2,700	15,567
Offcn Education Technology Co. Ltd., Class A	3,900	19,609
Oppein Home Group, Inc., Class A	940	21,982
SAIC Motor Corp. Ltd., Class A	18,227	59,774
Shandong Linglong Tyre Co. Ltd., Class A	3,600	23,401
Shanghai Jinjiang International Hotels Co. Ltd., Class A	1,800	14,961
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	6,100	9,527
Shenzhen MTC Co. Ltd., Class A*	14,200	13,126
Shenzhen Overseas Chinese Town Co. Ltd., Class A	21,800	27,183
Songcheng Performance Development Co. Ltd., Class A	6,543	20,346
Suning.com Co. Ltd., Class A(a)	21,864	23,619
Suofeiya Home Collection Co. Ltd., Class A	1,000	5,213
TCL Technology Group Corp., Class A	31,100	39,500
Wangfujing Group Co. Ltd., Class A	1,800	8,542
Weifu High-Technology Group Co. Ltd., Class A	1,500	5,329
Wuchan Zhongda Group Co. Ltd., Class A	10,700	7,711
Xiamen Intretech, Inc., Class A	1,000	9,938
Zhejiang Semir Garment Co. Ltd., Class A	5,200	7,407
Zhejiang Supor Co. Ltd., Class A	1,200	13,945

(Cost $740,390)		1,136,294

Consumer Staples - 18.5%
Angel Yeast Co. Ltd., Class A	2,100	17,306
Anhui Gujing Distillery Co. Ltd., Class A	700	25,309
Anhui Kouzi Distillery Co. Ltd., Class A	1,100	9,754
Beijing Dabeinong Technology Group Co. Ltd., Class A	10,000	15,417
Beijing Shunxin Agriculture Co. Ltd., Class A	1,800	15,167
Beijing Yanjing Brewery Co. Ltd., Class A	6,400	6,874
By-health Co. Ltd., Class A	2,100	7,078
C&S Paper Co. Ltd., Class A	2,800	9,217
Chacha Food Co. Ltd., Class A	1,200	10,541
Chongqing Brewery Co. Ltd., Class A	1,100	20,496
Chongqing Fuling Zhacai Group Co. Ltd., Class A	1,900	13,107
DaShenLin Pharmaceutical Group Co. Ltd., Class A	1,400	18,594
Foshan Haitian Flavouring & Food Co. Ltd., Class A	6,331	168,733
Fu Jian Anjoy Foods Co. Ltd., Class A	600	20,563
Fujian Sunner Development Co. Ltd., Class A	2,900	12,889
Guangdong Haid Group Co. Ltd., Class A	3,700	45,395
Heilongjiang Agriculture Co. Ltd., Class A	3,900	10,069
Henan Shuanghui Investment & Development Co. Ltd., Class A	6,400	45,473
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	13,813	92,131
Jiangsu King’s Luck Brewery JSC Ltd., Class A	2,500	18,994

Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	3,424	99,869
Jiangxi Zhengbang Technology Co. Ltd., Class A	7,300	18,656
JiuGui Liquor Co. Ltd., Class A	800	17,062
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A	2,000	16,000
Juewei Food Co. Ltd., Class A	1,300	17,420
Kweichow Moutai Co. Ltd., Class A	2,950	966,411
Laobaixing Pharmacy Chain JSC, Class A	940	10,416
Luzhou Laojiao Co. Ltd., Class A	3,406	123,633
Muyuan Foods Co. Ltd., Class A	8,647	151,993
New Hope Liuhe Co. Ltd., Class A	11,572	42,985
Proya Cosmetics Co. Ltd., Class A	400	10,371
Qianhe Condiment and Food Co. Ltd., Class A	1,600	9,632
Sanquan Food Co. Ltd., Class A	1,700	6,992
Shanghai Bairun Investment Holding Group Co. Ltd., Class A	1,200	18,032
Shanghai Jahwa United Co. Ltd., Class A	1,600	11,353
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	2,010	97,121
Sichuan Swellfun Co. Ltd., Class A	1,300	14,040
Toly Bread Co. Ltd., Class A	1,100	9,493
Tongwei Co. Ltd., Class A	9,700	70,327
Tsingtao Brewery Co. Ltd., Class A	1,800	22,120
Wens Foodstuffs Group Co. Ltd., Class A	15,944	44,708
Wuliangye Yibin Co. Ltd., Class A	9,054	391,231
Yifeng Pharmacy Chain Co. Ltd., Class A	1,220	16,587
Yonghui Superstores Co. Ltd., Class A	18,566	20,658
Yuan Longping High-tech Agriculture Co. Ltd., Class A*	2,400	7,363

(Cost $1,310,532)		2,797,580

Energy - 1.5%
China Merchants Energy Shipping Co. Ltd., Class A	15,900	12,833
China Petroleum & Chemical Corp., Class A	57,250	39,846
China Shenhua Energy Co. Ltd., Class A	13,200	36,158
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	7,500	7,327
Guanghui Energy Co. Ltd., Class A*	12,800	5,393
Offshore Oil Engineering Co. Ltd., Class A	7,500	5,671
PetroChina Co. Ltd., Class A	62,235	41,875
Shaanxi Coal Industry Co. Ltd., Class A	19,599	32,424
Shanxi Coking Coal Energy Group Co. Ltd., Class A	9,100	7,064
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	6,600	5,836
Shanxi Meijin Energy Co. Ltd., Class A*	10,100	11,285
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	2,100	13,774
Yanzhou Coal Mining Co. Ltd., Class A	7,000	10,414

(Cost $236,939)		229,900

Financials - 21.0%
Agricultural Bank of China Ltd., Class A	172,617	86,843
Avic Capital Co. Ltd., Class A	21,010	13,326
Bank of Beijing Co. Ltd., Class A	51,314	37,774
Bank of Chengdu Co. Ltd., Class A	8,550	14,514
Bank of China Ltd., Class A	82,912	41,457
Bank of Communications Co. Ltd., Class A	91,538	64,559
Bank of Hangzhou Co. Ltd., Class A	15,140	37,430
Bank of Jiangsu Co. Ltd., Class A	31,099	27,596
Bank of Nanjing Co. Ltd., Class A	25,800	35,038
Bank of Ningbo Co. Ltd., Class A	14,050	86,947
Bank of Shanghai Co. Ltd., Class A	36,035	46,602
Caitong Securities Co. Ltd., Class A	8,500	14,731
Changjiang Securities Co. Ltd., Class A	13,500	15,105
China Construction Bank Corp., Class A	18,400	20,615
China Everbright Bank Co. Ltd., Class A	99,831	63,166
China Galaxy Securities Co. Ltd., Class A	10,600	17,618
China Great Wall Securities Co. Ltd., Class A	3,900	6,675
China International Capital Corp. Ltd., Class A*	2,100	18,732
China Life Insurance Co. Ltd., Class A	6,514	33,335
China Merchants Bank Co. Ltd., Class A	48,043	378,866
China Merchants Securities Co. Ltd., Class A	17,931	60,270
China Minsheng Banking Corp. Ltd., Class A	88,071	70,404
China Pacific Insurance Group Co. Ltd., Class A	15,177	103,501
China Zheshang Bank Co. Ltd., Class A	38,200	24,229
Chongqing Rural Commercial Bank Co. Ltd., Class A	18,800	12,273
CITIC Securities Co. Ltd., Class A	24,655	103,683
CSC Financial Co. Ltd., Class A	6,500	35,430
Dongxing Securities Co. Ltd., Class A	7,000	12,391
East Money Information Co. Ltd., Class A	20,200	94,705
Everbright Securities Co. Ltd., Class A	9,937	23,616
First Capital Securities Co. Ltd., Class A	10,100	12,360
Founder Securities Co. Ltd., Class A*	19,000	25,217
GF Securities Co. Ltd., Class A	13,600	33,602
Guangzhou Yuexiu Financial Holdings Group Co. Ltd., Class A	3,900	8,101
Guolian Securities Co. Ltd., Class A*	2,500	5,745
Guosen Securities Co. Ltd., Class A	10,100	19,000
Guotai Junan Securities Co. Ltd., Class A	17,451	44,867
Guoyuan Securities Co. Ltd., Class A	10,590	13,058
Haitong Securities Co. Ltd., Class A	22,714	42,380
Hithink RoyalFlush Information Network Co. Ltd., Class A	1,200	24,925
Huaan Securities Co. Ltd., Class A	8,400	8,737
Huatai Securities Co. Ltd., Class A	17,180	45,523
Huaxi Securities Co. Ltd., Class A	6,700	10,454

Huaxia Bank Co. Ltd., Class A	30,198	29,080
Hubei Biocause Pharmaceutical Co. Ltd., Class A	15,300	9,468
Industrial & Commercial Bank of China Ltd., Class A	122,433	101,463
Industrial Bank Co. Ltd., Class A	48,485	184,666
Industrial Securities Co. Ltd., Class A	17,500	24,495
Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	5,700	6,597
Nanjing Securities Co. Ltd., Class A	8,300	13,450
New China Life Insurance Co. Ltd., Class A	5,264	42,316
Northeast Securities Co. Ltd., Class A	5,600	7,648
Oceanwide Holdings Co. Ltd., Class A	13,700	6,385
Orient Securities Co. Ltd., Class A	14,651	21,683
Pacific Securities Co. Ltd., Class A*	4,800	2,474
People’s Insurance Co. Group of China Ltd., Class A	14,200	13,433
Ping An Bank Co. Ltd., Class A	45,266	149,353
Ping An Insurance Group Co. of China Ltd., Class A	25,309	332,696
Postal Savings Bank of China Co. Ltd., Class A	61,600	58,179
Qingdao Rural Commercial Bank Corp., Class A	14,700	10,504
SDIC Capital Co. Ltd., Class A	9,000	17,000
Sealand Securities Co. Ltd., Class A	11,960	8,638
Shanghai Pudong Development Bank Co. Ltd., Class A	70,427	114,555
Shanxi Securities Co. Ltd., Class A	7,580	8,575
Shenwan Hongyuan Group Co. Ltd., Class A	59,295	43,923
Sinolink Securities Co. Ltd., Class A	7,500	14,931
SooChow Securities Co. Ltd., Class A	9,510	12,563
Southwest Securities Co. Ltd., Class A	14,700	10,912
Tianfeng Securities Co. Ltd., Class A	15,600	12,495
Western Securities Co. Ltd., Class A	10,600	15,459
Zheshang Securities Co. Ltd., Class A	8,100	15,725

(Cost $2,402,987)		3,184,066

Health Care - 10.8%
Aier Eye Hospital Group Co. Ltd., Class A	9,715	108,367
Apeloa Pharmaceutical Co. Ltd., Class A	3,200	12,420
Asymchem Laboratories Tianjin Co. Ltd., Class A	600	24,352
Autobio Diagnostics Co. Ltd., Class A	800	15,171
Beijing Tiantan Biological Products Corp. Ltd., Class A	2,940	15,921
Betta Pharmaceuticals Co. Ltd., Class A	1,000	18,236
BGI Genomics Co. Ltd., Class A	1,000	21,297
Changchun High & New Technology Industry Group, Inc., Class A	900	58,462
Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	800	4,694
China National Accord Medicines Corp. Ltd., Class A	700	4,199
China National Medicines Corp. Ltd., Class A	1,700	9,969
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	2,675	10,808
Chongqing Zhifei Biological Products Co. Ltd., Class A	3,800	102,321
Da An Gene Co. Ltd. of Sun Yat-Sen University, Class A	2,060	10,796
Dong-E-E-Jiao Co. Ltd., Class A	1,700	9,308
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	3,300	14,703
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	1,100	23,243
Guangzhou Wondfo Biotech Co. Ltd., Class A	900	10,278
Hangzhou Tigermed Consulting Co. Ltd., Class A	750	16,271
Huadong Medicine Co. Ltd., Class A	4,060	19,950
Hualan Biological Engineering, Inc., Class A	4,240	27,992
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	1,800	5,514
Humanwell Healthcare Group Co. Ltd., Class A	3,700	16,976
Intco Medical Technology Co. Ltd., Class A	900	29,571
Jafron Biomedical Co. Ltd., Class A	1,850	22,409
Jiangsu Hengrui Medicine Co. Ltd., Class A	12,314	193,456
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	2,100	9,103
Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	2,200	5,310
Jinyu Bio-Technology Co. Ltd., Class A	2,700	8,684
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	4,200	8,018
Jointown Pharmaceutical Group Co. Ltd., Class A*	4,500	11,716
Lepu Medical Technology Beijing Co. Ltd., Class A	3,300	16,210
Livzon Pharmaceutical Group, Inc., Class A	700	4,022
Maccura Biotechnology Co. Ltd., Class A	1,200	7,524
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A*	9,332	23,042
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	1,730	11,053
Ovctek China, Inc., Class A	1,400	20,138
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	2,538	8,680
Shandong Pharmaceutical Glass Co. Ltd., Class A	1,700	9,694
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	4,900	34,815

Shanghai Pharmaceuticals Holding Co. Ltd., Class A	6,400	20,218
Shanghai RAAS Blood Products Co. Ltd., Class A	12,500	14,738
Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class A	2,000	5,867
Shenzhen Kangtai Biological Products Co. Ltd., Class A	1,600	37,791
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	2,300	148,368
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	2,700	16,105
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	2,700	9,779
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	3,500	11,721
Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	6,200	3,904
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	4,800	9,074
Topchoice Medical Corp., Class A*	800	32,717
Walvax Biotechnology Co. Ltd., Class A	3,700	26,158
Winning Health Technology Group Co. Ltd., Class A	5,310	13,775
WuXi AppTec Co. Ltd., Class A	5,080	112,641
Yifan Pharmaceutical Co. Ltd., Class A	2,700	8,971
Yunnan Baiyao Group Co. Ltd., Class A	2,970	59,956
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	1,396	64,090
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	3,320	14,479
Zhejiang NHU Co. Ltd., Class A	5,100	34,127
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	1,200	13,917

(Cost $958,402)		1,643,089

Industrials - 12.6%
AECC Aero-Engine Control Co. Ltd., Class A	4,500	14,389
Air China Ltd., Class A	17,800	22,223
AVIC Aircraft Co. Ltd., Class A	8,100	39,588
Avic Aviation High-Technology Co. Ltd., Class A	3,100	14,166
AVIC Electromechanical Systems Co. Ltd., Class A	10,500	19,785
AVIC Shenyang Aircraft Co. Ltd., Class A	2,900	36,296
AVICOPTER PLC, Class A	2,000	16,334
Beijing New Building Materials PLC, Class A	4,200	31,345
Beijing Originwater Technology Co. Ltd., Class A	6,800	7,996
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	24,700	21,651
China Aerospace Times Electronics Co. Ltd., Class A	10,400	11,122
China Avionics Systems Co. Ltd., Class A	4,200	11,064
China Eastern Airlines Corp. Ltd., Class A	23,600	17,191
China Gezhouba Group Co. Ltd., Class A	11,500	11,979
China Railway Group Ltd., Class A	55,600	48,994
China Shipbuilding Industry Co. Ltd., Class A*	57,500	36,560
China Southern Airlines Co. Ltd., Class A*	21,700	20,327
Contemporary Amperex Technology Co. Ltd., Class A	5,400	268,531
COSCO SHIPPING Holdings Co. Ltd., Class A*	23,400	45,646
Daqin Railway Co. Ltd., Class A	37,213	37,501
Dongfang Electric Corp. Ltd., Class A	7,000	12,801
East Group Co. Ltd., Class A	7,100	8,053
Eve Energy Co. Ltd., Class A	4,362	57,556
Fangda Carbon New Material Co. Ltd., Class A*	8,373	9,963
Gotion High-tech Co. Ltd., Class A*	3,200	18,218
Guangdong Kinlong Hardware Products Co. Ltd., Class A	800	18,815
Guangzhou Baiyun International Airport Co. Ltd., Class A	6,200	12,611
Hefei Meiya Optoelectronic Technology, Inc., Class A	1,300	7,543
Hongfa Technology Co. Ltd., Class A	1,700	13,524
Inner Mongolia First Machinery Group Co. Ltd., Class A	3,400	5,473
Jiangsu Hengli Hydraulic Co. Ltd., Class A	3,208	47,032
Jiangsu Zhongtian Technology Co. Ltd., Class A	7,200	11,523
Metallurgical Corp. of China Ltd., Class A	47,814	24,424
NARI Technology Co. Ltd., Class A	10,000	43,813
Power Construction Corp. of China Ltd., Class A	41,700	24,905
Sany Heavy Industry Co. Ltd., Class A	19,850	125,934
SF Holding Co. Ltd., Class A	10,600	171,698
Shanghai Construction Group Co. Ltd., Class A	35,900	16,344
Shanghai Electric Group Co. Ltd., Class A*	19,000	16,362
Shanghai International Airport Co. Ltd., Class A	2,295	21,916
Shanghai International Port Group Co. Ltd., Class A	21,600	15,900
Shanghai M&G Stationery, Inc., Class A	2,300	27,562
Shenzhen Airport Co. Ltd., Class A	4,800	6,000
Shenzhen Inovance Technology Co. Ltd., Class A	4,000	52,649
Siasun Robot & Automation Co. Ltd., Class A*	4,500	8,438

Sinotrans Ltd., Class A	9,600	6,696
Spring Airlines Co. Ltd., Class A	2,098	19,944
STO Express Co. Ltd., Class A	3,200	5,017
Sungrow Power Supply Co. Ltd., Class A	3,400	45,376
Sunwoda Electronic Co. Ltd., Class A	3,700	14,121
Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	7,600	11,283
TBEA Co. Ltd., Class A	8,781	16,438
Topsec Technologies Group, Inc., Class A*	1,100	3,546
Weichai Power Co. Ltd., Class A	13,000	44,237
XCMG Construction Machinery Co. Ltd., Class A	18,249	19,714
Xiamen C & D, Inc., Class A	6,500	8,326
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	8,743	20,441
Yantai Eddie Precision Machinery Co. Ltd., Class A	1,400	16,010
YTO Express Group Co. Ltd., Class A	8,300	14,794
Yunda Holding Co. Ltd., Class A	5,510	14,277
Zhejiang Chint Electrics Co. Ltd., Class A	4,117	21,767
Zhejiang Dingli Machinery Co. Ltd., Class A	1,280	22,681
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	8,830	32,950
Zhejiang Weixing New Building Materials Co. Ltd., Class A	3,700	10,604
Zhengzhou Yutong Bus Co. Ltd., Class A	5,600	13,119
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	16,750	37,171

(Cost $1,191,668)		1,910,257

Information Technology - 12.1%
360 Security Technology, Inc., Class A	10,900	27,082
Accelink Technologies Co. Ltd., Class A	1,500	5,653
Addsino Co. Ltd., Class A	4,100	12,648
AVIC Jonhon Optronic Technology Co. Ltd., Class A	2,700	28,680
Beijing BDStar Navigation Co. Ltd., Class A*	1,400	9,828
Beijing E-Hualu Information Technology Co. Ltd., Class A	1,440	5,918
Beijing Shiji Information Technology Co. Ltd., Class A	1,900	10,301
Beijing Sinnet Technology Co. Ltd., Class A	3,600	10,578
Beijing Thunisoft Corp. Ltd., Class A	2,300	6,740
BOE Technology Group Co. Ltd., Class A	79,402	74,625
Chaozhou Three-Circle Group Co. Ltd., Class A	4,158	23,999
China Greatwall Technology Group Co. Ltd., Class A	6,900	18,390
China National Software & Service Co. Ltd., Class A	1,300	11,672
China TransInfo Technology Co. Ltd., Class A	4,700	11,895
DHC Software Co. Ltd., Class A	7,200	8,500
Fiberhome Telecommunication Technologies Co. Ltd., Class A	3,200	9,452
Foxconn Industrial Internet Co. Ltd., Class A	16,500	35,165
GCL System Integration Technology Co. Ltd., Class A*	12,100	6,517
Gigadevice Semiconductor Beijing, Inc., Class A	1,080	32,084
GoerTek, Inc., Class A	7,777	38,406
GRG Banking Equipment Co. Ltd., Class A	5,100	7,595
Guangzhou Haige Communications Group, Inc. Co., Class A	5,200	7,616
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	1,600	31,443
Hangzhou First Applied Material Co. Ltd., Class A	1,300	18,086
Hangzhou Silan Microelectronics Co. Ltd., Class A	3,500	14,584
Hengtong Optic-electric Co. Ltd., Class A	4,100	8,118
Huagong Tech Co. Ltd., Class A	2,200	7,215
Hundsun Technologies, Inc., Class A	2,384	32,155
Iflytek Co. Ltd., Class A	4,934	36,709
Ingenic Semiconductor Co. Ltd., Class A*	900	8,907
Inspur Electronic Information Industry Co. Ltd., Class A	3,388	16,407
JA Solar Technology Co. Ltd., Class A*	2,400	12,330
JCET Group Co. Ltd., Class A*	3,600	21,978
Lakala Payment Co. Ltd., Class A	2,200	10,331
Lens Technology Co. Ltd., Class A	11,000	53,049
Leyard Optoelectronic Co. Ltd., Class A	6,900	7,539
Lingyi iTech Guangdong Co., Class A	16,900	26,524
LONGi Green Energy Technology Co. Ltd., Class A	8,710	140,412
Luxshare Precision Industry Co. Ltd., Class A	15,833	113,619
Maxscend Microelectronics Co. Ltd., Class A	400	38,890
NAURA Technology Group Co. Ltd., Class A	1,200	33,223
Ninestar Corp., Class A	2,700	11,438
OFILM Group Co. Ltd., Class A	7,200	11,800
Sanan Optoelectronics Co. Ltd., Class A	10,579	48,880
Sangfor Technologies, Inc., Class A	1,000	40,942
SG Micro Corp., Class A	400	16,232
Shanghai Baosight Software Co. Ltd., Class A	2,200	19,441
Shengyi Technology Co. Ltd., Class A	5,100	19,267
Shennan Circuits Co. Ltd., Class A	1,180	20,033
Shenzhen Goodix Technology Co. Ltd., Class A	1,100	23,445
Shenzhen Kaifa Technology Co. Ltd., Class A	3,700	11,820
Shenzhen SC New Energy Technology Corp., Class A	800	13,322
Shenzhen Sunway Communication Co. Ltd., Class A	1,600	8,371

Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	4,200	14,013
Thunder Software Technology Co. Ltd., Class A	1,000	18,565
Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	1,900	11,424
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	7,000	28,390
Tianma Microelectronics Co. Ltd., Class A	6,000	13,908
Tianshui Huatian Technology Co. Ltd., Class A	6,600	13,139
TongFu Microelectronics Co. Ltd., Class A*	3,800	14,192
Unigroup Guoxin Microelectronics Co. Ltd., Class A	1,400	23,982
Unisplendour Corp. Ltd., Class A	6,608	21,915
Universal Scientific Industrial Shanghai Co. Ltd., Class A	3,800	11,611
Venustech Group, Inc., Class A	1,000	4,775
Visionox Technology, Inc., Class A*	3,100	4,712
Wangsu Science & Technology Co. Ltd., Class A	5,600	5,764
Will Semiconductor Co. Ltd., Class A	2,100	91,709
Wingtech Technology Co. Ltd., Class A	2,897	45,074
Wuhan Guide Infrared Co. Ltd., Class A	3,910	23,702
Wuhu Token Science Co. Ltd., Class A	4,900	6,102
WUS Printed Circuit Kunshan Co. Ltd., Class A	4,100	10,959
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	2,000	25,896
Wuxi Taiji Industry Co. Ltd., Class A	4,000	5,556
Yealink Network Technology Corp. Ltd., Class A	1,400	16,362
Yonyou Network Technology Co. Ltd., Class A	7,726	43,996
Zhejiang Dahua Technology Co. Ltd., Class A	7,100	22,955
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	2,900	16,734
Zhongji Innolight Co. Ltd., Class A	1,700	12,042
ZTE Corp., Class A	8,900	43,622

(Cost $1,217,624)		1,830,953

Materials - 8.9%
Aluminum Corp. of China Ltd., Class A*	33,308	21,846
Anhui Conch Cement Co. Ltd., Class A	9,764	80,374
Baoshan Iron & Steel Co. Ltd., Class A	51,557	59,833
BBMG Corp., Class A	25,200	11,123
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	5,400	39,359
Chifeng Jilong Gold Mining Co. Ltd., Class A*	2,300	5,960
China Jushi Co. Ltd., Class A	8,200	28,410
China Molybdenum Co. Ltd., Class A	42,900	44,358
China Northern Rare Earth Group High-Tech Co. Ltd., Class A*	8,093	25,841
Ganfeng Lithium Co. Ltd., Class A	2,700	41,259
GEM Co. Ltd., Class A	13,200	15,299
Guangdong HEC Technology Holding Co. Ltd., Class A*	6,500	5,116
Guangdong Hongda Blasting Co. Ltd., Class A	1,600	7,783
Guangzhou Tinci Materials Technology Co. Ltd., Class A	1,200	15,408
Hengli Petrochemical Co. Ltd., Class A	13,920	77,636
Hengyi Petrochemical Co. Ltd., Class A	7,360	20,411
Hesteel Co. Ltd., Class A*	22,400	7,640
Huaxin Cement Co. Ltd., Class A	4,000	13,821
Hunan Valin Steel Co. Ltd., Class A	14,300	12,888
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A*	104,300	24,788
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	19,795	18,176
Jiangsu Shagang Co. Ltd., Class A	4,800	7,245
Jiangsu Yangnong Chemical Co. Ltd., Class A	800	16,549
Jiangxi Copper Co. Ltd., Class A	5,344	23,009
Kingfa Sci & Tech Co. Ltd., Class A	5,900	22,981
Lomon Billions Group Co. Ltd., Class A	4,500	28,042
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A*	19,200	6,341
Rongsheng Petro Chemical Co. Ltd., Class A	12,952	67,260
Shandong Gold Mining Co. Ltd., Class A	8,353	28,630
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	3,900	25,621
Shandong Nanshan Aluminum Co. Ltd., Class A	30,100	19,138
Shandong Sinocera Functional Material Co. Ltd., Class A	2,800	19,462
Shandong Sun Paper Industry JSC Ltd., Class A	6,100	16,615
Shanghai Putailai New Energy Technology Co. Ltd., Class A	1,100	14,888
Shanxi Taigang Stainless Steel Co. Ltd., Class A	15,800	9,412
Shenzhen Capchem Technology Co. Ltd., Class A	900	10,779
Sinoma Science & Technology Co. Ltd., Class A	4,600	16,171
Sinopec Shanghai Petrochemical Co. Ltd., Class A	3,870	2,210
Skshu Paint Co. Ltd., Class A	500	13,873
Tangshan Jidong Cement Co. Ltd., Class A	3,100	7,224
Tongkun Group Co. Ltd., Class A	4,600	18,180
Tongling Nonferrous Metals Group Co. Ltd., Class A	31,800	14,575
Transfar Zhilian Co. Ltd., Class A	6,890	6,539

Wanhua Chemical Group Co. Ltd., Class A	7,600	153,411
Weihai Guangwei Composites Co. Ltd., Class A	1,300	14,601
Xiamen Tungsten Co. Ltd., Class A	2,200	6,736
Yintai Gold Co. Ltd., Class A	5,880	7,886
Yunnan Energy New Material Co. Ltd., Class A	2,000	32,720
Zhejiang Huayou Cobalt Co. Ltd., Class A*	2,632	36,288
Zhejiang Juhua Co. Ltd., Class A	6,100	8,209
Zhejiang Longsheng Group Co. Ltd., Class A	7,200	18,378
Zhongjin Gold Corp. Ltd., Class A	11,900	17,116
Zijin Mining Group Co. Ltd., Class A	46,397	87,283

(Cost $798,484)		1,354,701

Real Estate - 2.9%
China Fortune Land Development Co. Ltd., Class A	11,902	15,576
China Merchants Property Operation & Service Co. Ltd., Class A	2,400	6,956
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	17,215	34,165
China Vanke Co. Ltd., Class A	22,696	115,935
Financial Street Holdings Co. Ltd., Class A	9,500	8,899
Gemdale Corp., Class A	9,222	18,046
Greenland Holdings Corp. Ltd., Class A	20,873	18,136
Jiangsu Zhongnan Construction Group Co. Ltd., Class A	9,100	11,319
Jinke Properties Group Co. Ltd., Class A	14,900	17,131
Poly Developments and Holdings Group Co. Ltd., Class A	29,473	70,682
RiseSun Real Estate Development Co. Ltd., Class A	12,800	13,116
Seazen Holdings Co. Ltd., Class A	5,213	40,989
Shanghai Lingang Holdings Corp. Ltd., Class A	4,300	12,807
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	3,600	9,439
Xinhu Zhongbao Co. Ltd., Class A	18,100	8,743
Yango Group Co. Ltd., Class A	8,900	8,749
Youngor Group Co. Ltd., Class A	12,500	15,548
Zhongtian Financial Group Co. Ltd., Class A*	20,300	8,897

(Cost $376,767)		435,133

Utilities - 1.8%
China National Nuclear Power Co. Ltd., Class A	34,484	27,513
China Yangtze Power Co. Ltd., Class A	53,300	162,454
Huadian Power International Corp. Ltd., Class A	19,600	9,679
Huaneng Power International, Inc., Class A	19,600	12,190
Luenmei Quantum Co. Ltd., Class A	3,300	5,047
SDIC Power Holdings Co. Ltd., Class A	13,995	18,034
Shanghai Electric Power Co. Ltd., Class A	7,700	8,068
Shenergy Co. Ltd., Class A	10,900	8,764
Shenzhen Energy Group Co. Ltd., Class A	8,400	7,467
Sichuan Chuantou Energy Co. Ltd., Class A	10,500	17,387

(Cost $242,051)		276,603

TOTAL COMMON STOCKS (Cost $9,662,578)		15,039,619

EXCHANGE-TRADED FUNDS - 0.1%
Xtrackers Harvest CSI 300 China A-Shares ETF(b)(c)
(Cost $8,008)	300	12,390

SECURITIES LENDING COLLATERAL - 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01%(d)(e)
(Cost $12,175)	12,175	12,175

CASH EQUIVALENTS - 2.9%
DWS Government Money Market Series “Institutional Shares”, 0.04%(d)
(Cost $445,218)	445,218	445,218

TOTAL INVESTMENTS - 102.3% (Cost $10,127,979)		$15,509,402
Other assets and liabilities, net - (2.3%)		(347,651)

NET ASSETS - 100.0%		$15,161,751

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2021 is as follows:

Value ($) at 5/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2021	Value ($) at 2/28/2021
EXCHANGE-TRADED FUNDS — 0.1%
Xtrackers Harvest CSI 300 China A-Shares ETF(b)(c)
2,723	72,798	(77,222)	10,232	3,859	260	—	300	12,390
SECURITIES LENDING COLLATERAL — 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (d)(e)
2,613	9,562(f)	—	—	—	6	—	12,175	12,175
CASH EQUIVALENTS — 2.9%
DWS Government Money Market Series “Institutional Shares”, 0.04%(d)
339,973	5,796,538	(5,691,293)	—	—	45	—	445,218	445,218

345,309	5,878,898	(5,768,515)	10,232	3,859	311	—	457,693	469,783

*	Non-income producing security.
(a)	Investment was valued using significant unobservable inputs.
(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2021 amounted to $11,771, which is 0.1% of net assets.

(c)	Affiliated fund advised by DBX Advisors LLC.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2021.

JSC:	Joint Stock Company

At February 28, 2021, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation(g)
MSCI China Free Index Futures	USD	1	$57,900	$63,535	3/19/2021	$5,635

(g)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of February 28, 2021.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2021 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(h)	$15,016,000	$—	$23,619	$15,039,619
Exchange-Traded Funds	12,390	—	—	12,390
Short-Term Investments(h)	457,393	—	—	457,393
Derivatives(i)
Futures Contracts	5,635	—	—	5,635

TOTAL	$15,494,691	$—	$23,619	$15,515,037

(h)	See Schedule of Investments for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.